UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Updated June 27, 2024

Item 1. Reports to Stockholders.

Clockwise Core Equity & Innovation ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Clockwise Core Equity & Innovation ETF Ticker: TIME (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Clockwise Core Equity & Innovation ETF (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.clockwisefunds.com. You can also request this information by contacting us at 866-864-3968 or by writing to the Clockwise Core Equity & Innovation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clockwise Core Equity & Innovation ETF	$114	0.95%

Cumulative Performance

(Initial Investment of $10,000)

Clockwise Core Equity & Innovation ETF (NAV)
Clockwise Core Equity & Innovation ETF (MKT)
S&P 500® Total Return Index
15,000
13,500
12,000
10,500
9,000
7,500
6,000
$13,897
$13,319
$13,317
01/27/22
05/31/22
10/31/22
03/31/23
08/31/23
01/31/24
06/30/24
09/30/24

Annual Performance

Annualized Returns for the Period Ended August 31, 2024	1 Year	Since Inception (1/27/2022)
Clockwise Core Equity & Innovation ETF - at NAV	40.79%	10.50%
Clockwise Core Equity & Innovation ETF - at Market	40.69%	10.50%
S&P 500® Total Return Index	27.14%	12.62%

The Fund is the successor to the investment performance of the Clockwise Core Equity & Innovation ETF, a series of Capitol Series Trust (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on June 21, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. Accordingly, any performance information for periods prior to the close of business on June 21, 2024, is that of the Predecessor Fund. The Predecessor Fund had the same investment objective and investment strategies, and similar policies as the Fund since the Predecessor Fund’s inception.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.clockwisefunds.com for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 40.79% - at NAV. This compares to the 27.14% total return of the S&P 500® Index. This period represented the return of market confidence as monetary policy ceased its hawkish posture with peak interest rates. With a bias toward exposure to technology and innovation, the Fund capitalized on the increased predictability of supply and demand dynamics to handily outperform broader market averages and the S&P benchmark. The Fund was able to establish positions in attractively valued innovation-focused securities, increase holdings concentration, and optimize portfolio beta for the emergent technology cycle.

What Factors Influenced Performance

- Portfolio Adaptations - Following a prolonged period of rising rates, rates peaked in the early part of the period. This enabled the Fund to adapt from its defense posture focused on the economic cycle to an offensive one to prioritize the technology cycle. This was facilitated through increasing portfolio beta and duration through the augmentation of exposure to innovation and technology securities and greater concentration across holdings.

- Portfolio Construction - During the period, the Fund reduced its cash balances, reduced and/or removed any potential drag from hedging, and, most importantly, adjusted the portfolio beta and duration to adapt to the changing market dynamics.

- Trading - The Fund is actively managed to maximize upside-downside capture via the minimization of both downside risk and upside risk from opportunity cost. This is facilitated through the active management of security price risk relative to market risk. Multiple price targets are maintained for short, medium, and long-term durations to optimize the timing of entry and exit decisions for holdings.

Positioning of the Fund

The following represents the positioning of the Fund for the 2024 fiscal year:

· Mid-to-high innovation exposure

· Lower cash balances

· Beta range of 0.9-1.2

· Cyclical tactical exposure

· Limited hedging

Clockwise Core Equity & Innovation ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024 )

Fund Size (Thousands)	$22,113
Number of Holdings	42
Total Advisory Fee Paid	$188,604
Annual Portfolio Turnover	648%

What did the Fund invest in?

(as of August 31, 2024 )

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Verizon Communications, Inc.	5.1
Robinhood Markets, Inc. - Class A	5.0
NVIDIA Corp.	4.5
Spotify Technology SA	4.1
Amazon.com, Inc.	4.1
Apple, Inc.	4.0
The Procter & Gamble Co.	4.0
Comfort Systems USA, Inc.	3.7
NextEra Energy, Inc.	3.3
Meta Platforms, Inc. - Class A	3.0

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

In connection with the Reorganization, the Fund assumed the assets and liabilities of the Predecessor Fund as of the close of business on June 21, 2024. All historical financial information and other information relating to the Fund for periods prior to the closing of the Reorganization is that of the Predecessor Fund.

Changes in and Disagreements with Accountants

In connection with the Reorganization, on April 9, 2024, the Tidal Trust II Audit Committee approved the decision to appoint Cohen & Company, Ltd. as the Fund's independent registered public accounting firm. Prior to the Reorganization, Ernst & Young LLP served as the independent registered public accounting firm to the Predecessor Fund.

There were no disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.clockwisefunds.com .

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Clockwise Core Equity & Innovation ETF

	FYE 8/31/2024	FYE 8/31/2023
( a ) Audit Fees	$15,500	$12,650
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$4,015
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

1

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Core Financial Statements
August 31, 2024

Tidal Trust II

Clockwise Core Equity & Innovation ETF                | TIME      | NYSE Arca, Inc.

Clockwise Core Equity & Innovation ETF

Schedule of Investments	Clockwise Core Equity & Innovation ETF

August 31, 2024

COMMON STOCKS - 85.2%	Shares	Value
Aerospace & Defense - 1.0%
General Electric Co.	1,200	$209,544

Auto Manufacturers - 1.8%
Tesla, Inc. (a)	1,905	407,879

Banks - 3.1%
NU Holdings Ltd. - Class A (a)	30,130	451,046
Wells Fargo & Co.	4,000	233,880
		684,926

Building Materials - 0.5%
Johnson Controls International PLC	1,500	109,275

Commercial Services - 2.1%
Affirm Holdings, Inc. - Class A (a)	10,680	470,027

Computers - 7.4%
Apple, Inc.	3,866	885,314
Crowdstrike Holdings, Inc. - Class A (a)	1,575	436,716
Zscaler, Inc. (a)	1,568	313,569
		1,635,599

Cosmetics & Personal Care - 4.0%
The Procter & Gamble Co.	5,149	883,259

Distribution & Wholesale - 1.3%
Core & Main, Inc. - Class A (a)	6,071	291,590

Diversified Financial Services - 1.1%
Upstart Holdings, Inc. (a)	5,824	247,520

Electric - 8.6%
Constellation Energy Corp.	3,268	642,816
Duke Energy Corp.	2,798	318,832
NextEra Energy, Inc.	9,146	736,344
The Southern Co.	2,461	212,630
		1,910,622

Engineering & Construction - 3.7%
Comfort Systems USA, Inc.	2,340	827,237

Home Builders - 2.0%
PulteGroup, Inc.	3,348	440,764

Internet - 18.3%
Amazon.com, Inc. (a)	5,028	897,498
Meta Platforms, Inc. - Class A	1,256	654,765
Netflix, Inc. (a)	699	490,244
Robinhood Markets, Inc. - Class A (a)	55,120	1,109,015
Spotify Technology SA (a)	2,640	905,203
		4,056,725

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Clockwise Core Equity & Innovation ETF

August 31, 2024

Machinery - Construction & Mining - 3.6%
Caterpillar, Inc.	900	$320,490
GE Vernova, Inc. (a)	2,358	473,958
		794,448

Metal Fabricate & Hardware - 2.0%
Advanced Drainage Systems, Inc.	2,759	432,501

Oil & Gas - 1.0%
Exxon Mobil Corp.	1,800	212,292

Private Equity - 2.6%
KKR & Co., Inc.	4,554	563,649

Retail - 2.5%
Costco Wholesale Corp.	624	556,845

Semiconductors - 7.1%
Broadcom, Inc.	1,400	227,948
Intel Corp.	5,000	110,200
NVIDIA Corp.	8,361	998,053
Texas Instruments, Inc.	1,100	235,774
		1,571,975

Software - 6.4%
AppLovin Corp. - Class A (a)	3,609	335,168
Microsoft Corp.	1,507	628,630
Palantir Technologies, Inc. - Class A (a)	14,105	444,025
		1,407,823

Telecommunications - 5.1%
Verizon Communications, Inc.	26,923	1,124,843
TOTAL COMMON STOCKS (Cost $16,246,129)		18,839,343

EXCHANGE TRADED FUNDS - 4.2%
ProShares UltraShort QQQ	8,300	320,297
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF - Class B	6,600	606,012
TOTAL EXCHANGE TRADED FUNDS (Cost $926,104)		926,309

REAL ESTATE INVESTMENT TRUSTS - 3.4%
Equinix, Inc.	378	315,388
Prologis, Inc.	3,490	446,092
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $740,619)		761,480

SHORT-TERM INVESTMENTS - 7.7%
Money Market Funds - 7.7%
First American Government Obligations Fund - Class X, 5.22% (b)	1,705,945	1,705,945
TOTAL SHORT-TERM INVESTMENTS (Cost $1,705,945)		1,705,945

TOTAL INVESTMENTS - 100.5% (Cost $19,618,797)		22,233,077
Liabilities in Excess of Other Assets - (0.5)%		(119,665)
TOTAL NET ASSETS - 100.0%		$22,113,412

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Clockwise Core Equity & Innovation ETF

August 31, 2024

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	Clockwise Core Equity & Innovation ETF

August 31, 2024

ASSETS:
Investments, at value (Note 2)	$22,233,077
Receivable for investments sold	117,514
Dividends receivable	14,963
Interest receivable	2,700
Total assets	22,368,254

LIABILITIES:
Payable for investments purchased	235,780
Payable to adviser (Note 5)	19,062
Total liabilities	254,842
NET ASSETS	$22,113,412

NET ASSETS CONSISTS OF:
Paid-in capital	$15,408,550
Total distributable earnings	6,704,862
Total net assets	$22,113,412

Net assets	$22,113,412
Shares issued and outstanding(a)	825,000
Net asset value per share	$26.80

COST:
Investments, at cost	$19,618,797

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations	Clockwise Core Equity & Innovation ETF

For the Year Ended August 31, 2024

INVESTMENT INCOME:
Dividend income	$264,223
Less: Dividend withholding taxes	(505)
Interest income	3,863
Total investment income	267,581

EXPENSES:
Investment advisory fee (Note 5)	188,604
Total expenses	188,604
NET INVESTMENT INCOME	78,977

REALIZED AND UNREALIZED GAIN
Net realized gain from:	4,835,301
Investments	4,835,300
Net realized gain	4,835,300
Net change in unrealized appreciation on:
Investments	1,540,940
Net change in unrealized appreciation	1,540,940
Net realized and unrealized gain	6,376,240
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,455,217

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets	Clockwise Core Equity & Innovation ETF

	Year ended August 31, 2024	Year ended August 31, 2023
OPERATIONS:
Net investment income/(loss)	$78,977	$(18,216)
Net realized gain	4,835,300	13,853,201
Net change in unrealized appreciation	1,540,940	1,726,993
Net increase in net assets from operations	6,455,217	15,561,978

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,313,500)	—
Total distributions to shareholders	(3,313,500)	—

CAPITAL TRANSACTIONS:
Subscriptions	6,284,233	51,113,510
Redemptions	(4,565,881)	(54,204,283)
Net increase (decrease) in net assets from capital transactions	1,718,352	(3,090,773)

NET INCREASE IN NET ASSETS	4,860,069	12,471,205

NET ASSETS:
Beginning of the year	17,253,343	4,782,138
End of the year	$22,113,412	$17,253,343

SHARES TRANSACTIONS
Subscriptions	250,000	2,975,000
Redemptions	(175,000)	(2,475,000)
Total increase in shares outstanding	75,000	500,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Clockwise Core Equity & Innovation ETF

For a share outstanding throughout the periods presented

	Year ended August 31,		Period ended August 31,
	2024	2023	2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.00	$19.13	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.10	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments(d)	8.12	3.89	(5.82)
Total from investment operations	8.22	3.87	(5.87)

LESS DISTRIBUTIONS FROM:
Net investment income	(4.40)	—	—
Net realized gains	(0.02)	—	—
Total distributions	(4.42)	—	—

Net asset value, end of period	$26.80	$23.00	$19.13

TOTAL RETURN(e)	40.79%	20.23%	-23.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,113	$17,253	$4,782
Ratio of expenses to average net assets(f)(g)	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(f)(g)	0.40%	(0.05)%	(0.51)%
Portfolio turnover rate(e)(h)	648%	283%	54%

(a)	Inception date of the Fund was January 27, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2024

NOTE 1 – ORGANIZATION

The Clockwise Core Equity & Innovation ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (‘Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Clockwise Capital LLC (“Clockwise” or the “Sub-Adviser”), serves as sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund reorganized into the Trust as of end of business day June 21, 2024. The Predecessor Fund commenced operations on January 27, 2022.

The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities including exchange traded funds, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2024

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$18,839,343	$—	$—	$18,839,343
Exchange Traded Funds	926,309	—	—	926,309
Real Estate Investment Trusts	761,480	—	—	761,480
Money Market Funds	1,705,945	—	—	1,705,945
Total Assets	$22,233,077	$—	$—	$22,233,077

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of August 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. The Fund intends to pay out dividends and interest income, if any, annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2024

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.	Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

J.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments for redemptions in-kind. For the year ended August 31, 2024, the following adjustments were made:

Total Distributable
Paid-In Capital	Earnings
$741,720	$(741,720)

During the year ended August, 31, 2024, the Fund realized $741,720 in net capital gains resulting from in-kind redemptions, in which Authorized Participants exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable (accumulated) earnings (losses) to paid-in capital.

NOTE 3 – REORGANIZATION APPROVAL

At a meeting held on March 12 and 13, 2024, the Board of the Predecessor Fund approved an Agreement and Plan of Reorganization (the “Reorganization”) between the Trust, on behalf of the Fund, and the Capitol Series Trust, on behalf of the Predecessor Fund. The Reorganization provided for the transfer of all of the assets of the Predecessor Fund to the Fund and the assumption of the liabilities (other than any excluded liabilities) of the Predecessor Fund by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Fund was created to carry out the reorganization and has substantially similar investment objectives and substantially similar principal investment strategies as the Predecessor Fund. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser and Adviser. The reorganization was effective after the close of business on June 21, 2024.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2024

The following table illustrates the specifics of the reorganization of the Predecessor Fund into the Fund:

Predecessor Fund Net Assets	Shares Issued to Shareholders of Predecessor Fund	Fund Net Assets	Combined Net Assets(a)	Tax Status of Transfer
$22,971,707	850,000	$22,971,707	$22,971,707	Non-taxable

(a) Includes accumulated net investment income, accumulated realized losses and unrealized appreciation in the amounts of $(30,907), $13,219,466, and $3,153,004, respectively. Includes cost and market value of securities in the amounts of $19,770,982 and $22,923,987, respectively.

NOTE 4 – PRINCIPAL INVESTMENT RISKS

Sector Risk. The Sub-Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market, including the following sectors: Industrials, Consumer Discretionary, Consumer Staples, Health Care, Financials, Information Technology, Communications, Utilities and Real Estate. If the Fund invests a significant portion of its total assets in a certain sector or certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors than a fund that is more diversified.

●	Communications Sector Risk. The Fund may be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability.

●	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability relative to other sectors. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

●	Consumer Staples Sector Risk. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

●	Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

●	Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies.

●	Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs. Aerospace and defense companies, another component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies are heavily influenced by governmental spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2024

●	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment, among other things. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

●	Real Estate Sector Risk. The Fund’s assets may be concentrated in the real estate sector, which means the Fund will be more affected by the performance of the real estate sector than a fund that is more diversified. An investment in a real estate company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

●	Utilities Sector Risk. Investments in the utilities sector at times may be limited to a relatively small number of issuers. Such investments may therefore be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result. In addition, utilities companies may be significantly affected by government regulation, supply and demand of services or fuel, availability of financing, tax laws and regulations and environmental issues.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

●	Options. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

●	Covered Calls. The risks of selling covered calls are two-fold. The first is that that the Fund may still lose money if the price of the security declines to below the breakeven point (the strike price less the premium paid). The second is the opportunity risk of not participating in a large rise in the price of a security held in the Fund’s portfolio.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2024

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. Prior to the Reorganization, Clockwise served as investment adviser to the Predecessor Fund.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%. Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended August 31, 2024 are disclosed in the Statement of Operations. Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended August 31, 2024 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub -Adviser the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Prior to the Reorganization, Ultimus Fund Solutions, LLC performed certain administrative and fund accounting services for the Predecessor Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2024

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $123,165,822 and $128,035,099, respectively.

For the year ended August 31, 2024, there were no purchases or sales of long-term U.S. government securities.

For the year ended August 31, 2024, in-kind transactions associated with creations and redemptions for the Fund were $6,106,209 and $4,363,519, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023, were as follows:

Distributions paid from:	August 31, 2024	August 31, 2023
Ordinary Income	$3,300,075	$—
Long-Term Capital Gains	13,425	—

As of the most recent fiscal year ended August 31, 2024, the components of distributable earnings on a tax basis were as follows:

August 31, 2024
Investments, at cost(a)	$20,223,229
Gross tax unrealized appreciation	2,687,048
Gross tax unrealized depreciation	(677,199)
Net tax unrealized appreciation (depreciation)	2,009,849
Undistributed ordinary income (loss)	3,898,664
Undistributed long-term capital gain (loss)	796,349
Total distributable earnings	4,695,013
Other accumulated gain (loss)	—
Total distributable earnings	$6,704,862

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2024, the Fund had not elected to defer any post-October or late year losses.

As of the most recent fiscal year ended August 31, 2024, the Fund did not have long-term or short-term capital loss carryovers.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

August 31, 2024

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2.00% and for Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19.The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm	Clockwise Core Equity & Innovation ETF

To the Shareholders of Clockwise Core Equity & Innovation ETF and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Clockwise Core Equity & Innovation ETF (the “Fund”), a series of Tidal Trust II, as of August 31, 2024, the related statements of operations and changes in net assets and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the years ended August 31, 2023, and prior, were audited by other auditors whose report dated October 27, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024. We have served as the auditor of one or more of Tidal Investment LLC’s Investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 30, 2024

Other Non-Audited Information (Unaudited)	Clockwise Core Equity & Innovation ETF

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Clockwise Core Equity & Innovation ETF	6.29%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2024, was as follows:

Clockwise Core Equity & Innovation ETF	5.93%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended August 31, 2024, was as follows:

Clockwise Core Equity & Innovation ETF	100.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

On April 9, 2024, the Predecessor Fund was reorganized into the Fund. In connection with this reorganization, the Tidal Trust II Audit Committee approved the decision to appoint Cohen & Company, Ltd. (“Cohen”) as the Fund's independent registered public accounting firm. Prior to the reorganization, Ernst & Young LLP (“E&Y”) served as the independent registered public accounting firm to the Predecessor Fund.

The financial information shown in the annual financials and other information is that of the Predecessor Fund prior to the Reorganization. The financial information for the fiscal periods ended August 31, 2023 and August 31, 2022 has been audited by E&Y, the independent registered public accounting firm for the Predecessor Fund during such period, whose report, along with the Predecessor Fund's financial statements, are included in the Predecessor Fund's annual report.

During the Predecessor Fund's fiscal period ended August 31, 2023 and the subsequent interim period through June 21, 2024: (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund requested that E&Y furnish it with a letter addressed to the Securities and Exchange Commission stating whether E&Y agrees with the statements contained above. A copy of the letter from E&Y to the Securities and Exchange Commission is filed as an exhibit hereto.

During the Predecessor Fund's fiscal periods ended August 31, 2023 and August 31, 2022 and the subsequent interim period through June 21, 2024, neither the Predecessor Fund, the Fund nor anyone on the behalf of either has consulted Cohen on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Item 9. Proxy Disclosure for Open-End Investment Companies.

A special meeting of shareholders of the Predecessor Fund was held on March 12 and 13, 2024, and the following matter was approved:

Proposal to approve the Agreement and Plan of Reorganization approved by the Board of Trustees of Capitol Series Trust which provides for the reorganization of the Predecessor Fund into the Clockwise Core Equity & Innovation ETF, a newly created series of Tidal Trust II.

Votes For:	437,403
Votes Against:	—
Abstain:	412,597
Total:	850,000

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 9, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Fund;

●	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement”) between the Adviser and Clockwise Capital LLC (“Clockwise”) with respect to the Clockwise Core Equity & Innovation ETF (the “Clockwise ETF” or the “Fund”); (the Sub-Advisory Agreement together with the Advisory Agreement, referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Fund, including any fall-out benefits; (iii) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on April 9, 2024. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and the Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and, Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub- Adviser, the Board reviewed the Adviser’s and the Sub-Adviser’s compliance infrastructure and financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Morningstar peer group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The

Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieves asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services. The Board considered this fee in light of the services being provided. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the adviser of a certain amount, fall below the level of the unitary fee, the adviser would pay any remaining portion of the unitary fee to the sponsors out of its profits. The Board concluded that the proposed fees were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee is paid to the Sub-Adviser out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from their relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the fee is paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fees.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Agreement is fair and reasonable; (b) concluded that the Adviser’s and Sub- Advisers’ fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	11/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	11/8/2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	11/8/2024

* Print the name and title of each signing officer under his or her signature.